CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 1
Treasury shares purchased, at cost (in shares)	2,895
Cash dividends per share (in dollars per share)	$ 0.64
Series C Preferred Stock [Member] | Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000